Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
At January 1, 2022	$ 22,492,522	$ 19,362,702
Impairment during the year	3,105,507	1,450,781
Exchange realignment	(838)	(992)
At December 31, 2023	21,819,965	22,492,522
Accumulated amortization
At January 1, 2022	8,085,850	4,784,045
At December 31, 2023	14,525,882	8,085,850
Net carrying amount
At December 31, 2023	7,294,083	14,406,672
At December 31, 2022	14,406,672
Development Costs [Member]
Cost
At January 1, 2022	22,492,522	17,455,922
Additions	2,097,621	4,734,550
Impairment during the year	(3,105,507)
Exchange realignment	335,329	302,050
At December 31, 2023	21,819,965	22,492,522
Accumulated amortization
At January 1, 2022	8,085,850	4,546,452
Amortization provided during the year	6,202,250	3,401,957
Impairment during the year
Exchange realignment	237,782	137,441
At December 31, 2023	14,525,882	8,085,850
Net carrying amount
At December 31, 2023	7,294,083	14,406,672
At December 31, 2022	14,406,672
Other Intangible Assets [Member]
Cost
At January 1, 2022		1,906,780
Additions
Impairment during the year		(1,871,976)
Exchange realignment		(34,804)
At December 31, 2023
Accumulated amortization
At January 1, 2022		237,593
Amortization provided during the year		187,198
Impairment during the year		(421,195)
Exchange realignment		(3,596)
At December 31, 2023
Net carrying amount
At December 31, 2023
At December 31, 2022
Cost [Member]
Cost
Additions	2,097,621	4,734,550
Impairment during the year	(3,105,507)	(1,871,976)
Exchange realignment	335,329	267,246
Accumulated amortization [Member]
Accumulated amortization
Amortization provided during the year	6,202,250	3,589,155
Impairment during the year		(421,195)
Exchange realignment	$ 237,782	$ 133,845